WCM Focused ESG International Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.1%
	ARGENTINA — 1.6%
10	MercadoLibre, Inc.*	$11,246
	CANADA — 2.6%
165	Intact Financial Corp.	18,014
	CHINA — 8.3%
81	Alibaba Group Holding Ltd. - ADR*	20,333
480	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	10,309
380	Tencent Holdings Ltd.	26,067
		56,709
	DENMARK — 2.1%
102	Novo Nordisk A/S - Class B	6,692
123	Novozymes A/S	7,358
		14,050
	GERMANY — 4.9%
65	adidas A.G.*	17,926
138	Delivery Hero S.E.*,1	15,842
		33,768
	HONG KONG — 4.0%
3,050	AIA Group Ltd.	27,502
	INDIA — 2.9%
278	HDFC Bank Ltd. - ADR*	12,996
751	ICICI Bank Ltd. - ADR*	7,052
		20,048
	IRELAND — 8.5%
130	Accenture PLC - Class A	29,221
140	Aon PLC - Class A	28,731
		57,952
	JAPAN — 6.6%
85	Cosmos Pharmaceutical Corp.	15,620
495	Subaru Corp.	9,349
440	Unicharm Corp.	19,902
		44,871
	MEXICO — 1.8%
1,805	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	11,982

WCM Focused ESG International Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 1.4%
27	ASML Holding N.V.	$9,550
	PERU — 1.9%
102	Credicorp Ltd.	12,971
	SINGAPORE — 2.4%
1,164	United Overseas Bank Ltd.	16,389
	SWEDEN — 4.0%
193	Atlas Copco A.B. - A Shares	8,568
815	Lundin Energy A.B.	19,010
		27,578
	SWITZERLAND — 2.4%
278	Alcon, Inc.*	16,675
	TAIWAN — 5.6%
486	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	38,341
	UNITED KINGDOM — 16.2%
558	AstraZeneca PLC - ADR	31,125
1,210	Compass Group PLC	16,649
1,157	Mondi PLC	20,495
1,079	Rolls-Royce Holdings PLC	3,237
449	Unilever PLC - ADR	27,156
303	Wizz Air Holdings PLC*,1	12,708
		111,370
	UNITED STATES — 11.9%
58	American Tower Corp. - REIT	15,160
16	Equinix, Inc. - REIT	12,568
56	Mastercard, Inc. - Class A	17,278
49	Thermo Fisher Scientific, Inc.	20,283
87	Visa, Inc. - Class A	16,565
		81,854
	TOTAL COMMON STOCKS
	(Cost $493,920)	610,870
	EXCHANGE-TRADED FUNDS — 4.7%
	UNITED STATES — 4.7%
489	iShares MSCI India - ETF	15,618

WCM Focused ESG International Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2020 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	UNITED STATES (Continued)
1,201	VanEck Vectors Vietnam - ETF	$16,454
		32,072
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $24,191)	32,072

Principal Amount
	SHORT-TERM INVESTMENTS — 5.7%
$39,359	UMB Money Market II Special, 0.01%[2]	39,359
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $39,359)	39,359
	TOTAL INVESTMENTS — 99.5%
	(Cost $557,470)	682,301
	Other Assets in Excess of Liabilities — 0.5%	3,422
	TOTAL NET ASSETS — 100.0%	$685,723

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $28,550, which represents 4.16% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.